Stockholders' Equity (Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity Note [Abstract]
Risk-free interest rate	0.80%	1.70%	1.80%
Expected stock price volatility	68.10%	65.70%	67.00%
Expected term until exercise (in years)	4	4	4
Expected dividends	0.00%	0.00%	0.00%